11. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Tables
Schedule of commitments and contingencies
2014	$835,158
2015	835,158
2016	621,525
2017	650,100
2018	650,100
Thereafter	1,091,925
Total	$4,683,966